Borrowings - Summary of Bills Payable (Parenthetical) (Detail) - ShortTerm Notes Payable [Member] $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 702	$ 22,000
Notional amount	$ 702	$ 22,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.00%	6.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	8.04%	8.04%